FINANCIAL INSTRUMENTS (Details) - Financial Assets [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
IfrsStatementLineItems [Line Items]
Trade receivables: current
Trade receivables: non-curren
Financial assets included in other receivables	2	15	3
Bills receivable
Total	2	15	3
Total Current	2	15	3
Total Non-current